Fee and Commission Income	6 Months Ended
Sep. 30, 2025
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Fee and Commission Income
13	FEE AND COMMISSION INCOME
Fee and commission income for the six months ended September 30, 2025 and 2024 consisted of the following:

	For the six months ended September 30,
	2025	2024

	(In millions)
Loans	¥97,671	¥86,325
Credit card business	249,657	231,147
Guarantees	44,102	40,431
Securities-related business	142,921	129,100
Deposits	9,226	9,396
Remittances and transfers	80,309	78,818
Safe deposits	1,866	2,043
Trust fees	5,550	4,499
Investment trusts	100,272	95,172
Agency	4,217	4,288
Others	115,002	107,131

Total fee and commission income	¥850,793	¥788,350

Primary sources of fee and commission income are fees and commissions obtained through the credit card business, securities-related business and investment trusts, loan transaction fees, and remittance and transfer fees. Loan transaction fees principally arise in the Wholesale Business Unit and the Global Business Unit. Fees obtained through the credit card business principally arise in the Retail Business Unit. Fees and commissions obtained through the securities-related business principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Remittance and transfer fees principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Fees and commissions obtained through investment trusts principally arise in the Retail Business Unit and Head office account and others, which include the investment advisory and investment trust management businesses.